UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2003
                                               -------------

Check here if Amendment [  ];              Amendment Number: ___
     This Amendment (Check only one.):          [   ] is a restatement.
                                                [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:          RBO & CO, LLC
Address:       PO BOX 306
               ST. HELENA, CA 94574


Form 13F File Number:    28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      REGINALD B. OLIVER
Title:     PRESIDENT
Phone:     (707) 963-1231

Signature, Place, and Date of Signing:

                                 St Helena, CA                   5/4/02
----------------------          ---------------                 --------
    [Signature]                  [City, State]                   [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  NONE

Form 13F Information Table Entry Total:               59

Form 13F Information Table Value Total:             $131,291
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE





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


AS OF 6/30/03




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Name of Issuer                        SYMBOL     Class          Cusip   Value X 1000      total    Discretion    Voting
                                                                                          share                   Auth
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
Abbott Labs                            ABT        com           2824100        $ 3,825    87,400     sole        none
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American International Group Inc       AIG        com          26874107          $ 289     5,231     sole        none
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Alltel Corp                            AT         com          20039103        $ 4,746    98,418     sole        none
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American Express Company               AXP        com          25816109          $ 206     4,928     sole        none
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Bank of America                        BAC        com          60505104          $ 704     8,911     sole        none
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Brown Forman Corporation               BF B       com         115637209        $ 2,385    30,300     sole        none
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Bellsouth Corporation                  BLS        com          79860102        $ 1,123    42,158     sole        none
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Bristol-Myers Squibb Co                BMY        com         110122108          $ 513    18,896     sole        none
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BP P L C                               BP         com          55622104          $ 372     8,856     sole        none
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BRE Properties Inc                     BRE        com         05564E106        $ 2,178    65,606     sole        none
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Citigroup, Inc.                        C          com         172967101          $ 483    11,283     sole        none
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Caterpillar Inc                        CAT        com         149123101        $ 1,383    24,840     sole        none
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Chalone Wine Group                     CHLN       com         157639105           $ 92    12,000     sole        none
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ChevronTexaco Corp                     CVX        com         166764100        $ 1,567    21,710     sole        none
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Dominion Res Inc Va                    D          com         25746U109          $ 771    12,000     sole        none
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The Walt Disney Company                DIS        com         254687106        $ 2,082   105,428     sole        none
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Consolidated Edison Inc                ED         com         209115104          $ 390     9,000     sole        none
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Eastman Kodak                          EK         com         277461109          $ 254     9,300     sole        none
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Equity One, Inc (former IRT)           EQY        com         294752100        $ 1,888   115,120     sole        none
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Firstenergy Corporation                FE         com         337932107        $ 1,123    29,216     sole        none
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FNMA                                   FNM        com         313586109          $ 745    11,050     sole        none
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General Electric Company               GE         com         369604103        $ 3,081   107,418     sole        none
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International Business Machines Corp   IBM        com         459200101        $ 3,914    47,440     sole        none
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------------------------------------------------------------------------               -----------------------------------
Johnson & Johnson                      JNJ        com         478160104       $ 14,760   285,500     sole        none
------------------------------------------------------------------------               -----------------------------------
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J P Morgan Chase & Co                  JPM        com         46625H100          $ 917    26,832     sole        none
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Kimberly Clark Corp                    KMB        com         494368103        $ 1,024    19,648     sole        none
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Coca-Cola Company                      KO         com         191216100        $ 5,873   126,550     sole        none
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Laboratory Corp Amer Hldgs             LH         com         50540R409          $ 371    12,300     sole        none
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Eli Lilly & Company                    LLY        com         532457108        $ 2,083    30,200     sole        none
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McDonalds Corporation                  MCD        com         580135101          $ 282    12,800     sole        none
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Altria                                 MO         com         718154107        $ 8,073   177,665     sole        none
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Merck & Co Inc                         MRK        com         589331107        $ 1,126    18,600     sole        none
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New Plan Excel Realty Inc              NXL        com         648053106          $ 474    22,200     sole        none
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Oxford Industries Inc                  OXM        com         691497309        $ 1,129    27,200     sole        none
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Pepsico Inc                            PEP        com         713448108        $ 4,466   100,350     sole        none
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Pfizer Inc                             PFE        com         717081103          $ 457    13,370     sole        none
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Proctor & Gamble Company               PG         com         742718109          $ 370     4,150     sole        none
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Progress Energy Inc                    PGN        com         743263105        $ 1,501    34,200     sole        none
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Pan Pacific Retail Properties          PNP        com         69806L104       $ 17,017   432,452     sole        none
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Providence & Worcester RR Co.          PWX        com         743737108           $ 70    10,000     sole        none
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Questar                                STR        com         748356102          $ 268     8,000     sole        none
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RailAmerica Inc                        RRA        com         750753105        $ 4,678   553,662     sole        none
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Reunion Industries Inc                 RUN        com         761312107            $ 2    10,000     sole        none
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SBC Communications Inc                 SBC        com         78387G103          $ 535    20,955     sole        none
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Scana Corp New                         SCG        com         80589M102        $ 1,251    36,500     sole        none
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Sara Lee Corporation                   SLE        com         803111103        $ 2,528   134,392     sole        none
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Schering Plough                        SGP        com         828806109          $ 476    25,600     sole        none
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Suntrust Bks Inc                       STI        com         867914103          $ 218     3,682     sole        none
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Price T Rowe Group Inc                 TROW       com         74144T108          $ 724    19,175     sole        none
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Tyco International Limited             TYC        com         902124106          $ 213    11,236     sole        none
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Unocal Corporation                     UCL        com         915289102          $ 299    10,425     sole        none
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UST Incorporated                       UST        com         902911106        $ 1,657    47,300     sole        none
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Vivendi Universal                      V          com         92851S204          $ 207    11,200     sole        none
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Vodafone Group PLC                     VOD        com         92857W100          $ 239    12,176     sole        none
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Verizon Communications                 VZ         com         92343V104        $ 1,555    39,415     sole        none
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WestAmerica Bancorporation             WABC       com         957090103        $ 5,810   134,871     sole        none
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Weingarten Realty                      WRI        com         948741103        $ 1,964    46,875     sole        none
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Wyeth                                  WYE        com         983024100        $ 8,242   180,936     sole        none
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Exxon Mobil Corp                       XOM        com         30231G102        $ 6,314   175,828     sole        none
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TOTALS                                                                         131,291

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